Goodwill And Intangible Assets - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Goodwill and Intangible Assets [Line Items]
Goodwill		$ 9,634		$ 9,634		$ 9,634
Goodwill, impairment loss	$ 0
Net intangible assets		3,062		3,062		$ 3,352
Amortization of intangible assets		$ 97	$ 97	$ 290	$ 290